Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	PIONEER SERIES TRUST VIII
Prospectus Date	rr_ProspectusDate	Apr. 01, 2020
Document Creation Date	dei_DocumentCreationDate	Mar. 25, 2020